SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Short-term investments	$ 16,672,811
Impairment loss	$ 0	$ 0	$ 0
Patents and licenses [member]
IfrsStatementLineItems [Line Items]
Useful life of intangible assets	12 years
Guaranteed investment certificates [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	4.35%
Guaranteed investment certificates [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	4.50%